Offerings - Offering: 1	Aug. 13, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.100% Notes due 2035
Amount Registered	325,000,000
Maximum Aggregate Offering Price	$ 324,392,250
Fee Rate	0.01476%
Amount of Registration Fee	$ 47,881
Offering Note	The registration fee is calculated in accordance with Rules 457(o) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). This “Calculation of Filing Fee” table shall be deemed to update the “Calculation of Filing Fee” table in the registrants’ Registration Statements on Form
S-3
(Nos.
333-270763
and
333-270763-01),
in accordance with Rules 456(b) and 457(r) under the Securities Act.